Shareholder' equity	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Shareholder' equity
25. Shareholder’ equity
Share capital and share premium
At December 31, 2024 and 2023 the fully paid up share capital of the Company was €9,154 thousand, consisting of 302,704,726 ordinary shares and 154,981,350 special voting shares A, all with a nominal value of €0.02.
Each ordinary share confers the right to cast one vote. Holders of ordinary shares become entitled to special voting shares upon registering their ordinary shares in the loyalty register (thereby blocking such shares from trading on the NYSE) and maintaining them registered in such register for an uninterrupted period of time as prescribed by the articles of association of the Company. Ordinary shares carry the right to receive dividends and each ordinary share carries the right to repayment of capital in the event of dissolution and liquidation, with the remaining equity, after all debts are satisfied, for the benefit of the holders of ordinary shares in proportion to the aggregate nominal value of their ordinary shares. Ordinary shares carry preemptive rights in proportion to the aggregate number of ordinary shares held upon the issuance of new ordinary shares or the granting of rights to subscribe for ordinary shares, subject to certain exceptions.
If ordinary shares have been registered in the loyalty register for an uninterrupted period of two years in the name of the same shareholder, such shares become eligible to receive Special Voting Shares A of the Company. The relevant shareholder will receive one of the Company Special Voting Share A per eligible ordinary share. Each of the Company Special Voting Share A will automatically be converted into a Special Voting Share B of the Company after holding a number of ordinary shares for an uninterrupted period of five years following the registration of such ordinary shares in the loyalty register, and each of the Company Special Voting Share B will automatically be converted into a Special Voting Share C of the Company after holding a number of ordinary shares for an uninterrupted period of ten years following the registration of such ordinary shares in the loyalty register. Each class of the Company Special Voting Shares will entitle the relevant holders to the following number of votes, in addition to the voting rights attached to each ordinary share: each Special Voting Share A of the Company confers the right to cast one vote, each Special Voting Share B of the Company confers the right to cast four votes and each Special Voting Share C of the Company confers the right to cast nine votes in the Company General Meeting. Holders of the Company Special Voting Shares will not receive any dividends in respect of the Company Special Voting Shares; however, the Company maintains a separate dividend reserve for each class of the Company Special Voting Shares for the sole purpose of the allocation of the mandatory minimum profits that accrue to the Company Special Voting Shares.
The following table summarizes the changes in the share capital, share premium and number of ordinary shares and special voting shares of the Company for the years ended December 31, 2023 and 2024:

	Share capital (€ thousand)	Share premium (€ thousand)	Outstanding ordinary shares	Ordinary shares held in treasury	Total ordinary shares	Special voting shares
At January 1, 2023	5,939	721,187	242,802,746	54,140,913	296,943,659	—
Ordinary shares issued to warrant holders (1)	115	64,500	5,761,067	—	5,761,067	—
Ordinary shares delivered under share-based payments (2)	—	—	1,746,450	(1,746,450)	—	—
Special Voting Shares A issued (3)	3,100	(3,100)	—	—	—	154,981,350
At December 31, 2023	9,154	782,587	250,310,263	52,394,463	302,704,726	154,981,350
Ordinary shares delivered under share-based payments (4)	—	—	2,193,216	(2,193,216)	—	—
At December 31, 2024	9,154	782,587	252,503,479	50,201,247	302,704,726	154,981,350
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(1)On February 27, 2023, the Group completed the previously announced redemption of its outstanding public and private placement warrants to purchase ordinary shares of the Company that remained outstanding at 5:00 p.m. New York City time on February 27, 2023 (the “Redemption Date”), following which (i) 408,667 warrants were exercised by the warrant holders at an exercise price of $11.50 per ordinary share and the Group received total cash proceeds of $4.7 million in exchange for 408,667 newly issued ordinary shares, and (ii) 19,322,846 warrants were exercised by the warrant holders on a cashless basis in exchange for 0.277 ordinary shares of the Company per warrant, with the Company issuing an aggregate of 5,761,067 newly issued ordinary shares. As a result of these transactions, approximately 98% of the outstanding warrants were exercised, of which approximately 2% were exercised for cash and approximately 96% were exercised on a cashless basis. The remaining 385,123 warrants remained unexercised on the Redemption Date and were redeemed by the Company for cash at a redemption price of $0.10 per warrant in accordance with the terms of the related warrant agreements, for a total of $38.5 thousand.
(2)As a result of the vesting of certain equity incentive arrangements, ordinary shares, which were previously held in treasury, were delivered to participants of the share-based payments plans. It includes:
(a)588,000 ordinary shares delivered to the CEO under the CEO 2022-2024 LTIP in relation to the 2022 performance period.
(b)240,000 ordinary shares delivered to the CEO under the CEO IPO PSUs plan.
(c)450,000 ordinary shares delivered to the directors of the Group (excluding the CEO), key executives with strategic responsibilities and other employees of the Group under the Management IPO PSUs plan.
(d)468,450 ordinary shares delivered to the CEO under the right to convert the CEO’s fixed remuneration in shares of the Company for an aggregate purchase price of €3,654 thousand.
For additional information relating to the equity incentive arrangements of the Group, see Note 37 — Share-based payments.
(3)On December 18, 2023, upon the fulfillment of the conditions outlined in the Company’s Articles of Association 154,981,350 Special Voting Shares A were issued and delivered to Monterubello s.s. and Ermenegildo (Gildo) Zegna di Monte Rubello for no consideration.
(4)As a result of the vesting of certain equity incentive arrangements, 2,193,216 ordinary shares, which were previously held in treasury, were delivered to participants of the share-based payments plans, as further described below:
(a)609,756 ordinary shares to the Senior Management Team to settle a portion of a bonus in ordinary shares equal to a value of $7,500 thousand as part of long-term equity incentives provided.
(b)588,000 ordinary shares to the CEO under the CEO 2022-2024 long-term incentive plan in relation to the 2023 performance period.
(c)360,000 ordinary shares to the CEO under the CEO IPO PSU plan.
(d)430,000 ordinary shares to the directors of the Group, key executives with strategic responsibilities and other employees of the Group under the Management IPO PSU plan.
(e)78,460 ordinary shares to the non-executive directors of the Group for a portion of their annual base remuneration for services provided in 2022.
(f)127,000 ordinary shares to the Senior Management Team (excluding the CEO) under the 2023 RSU Plan in connection with the achievement of the service condition for the first installment.

For additional information relating to the equity incentive arrangements of the Group, see Note 37 — Share-based payments.

Legal reserves
Pursuant to Dutch law, limitations exist relating to the distribution of shareholders’ equity up to at least the total amount of the legal reserve, which at December 31, 2024 and December 31, 2023 amounted to €35,624 thousand and €20,318 thousand, respectively, and included the following:
•legal reserves for subsidiaries consisting of earnings of subsidiaries and associates that are subject to restrictions on distributions to the Company and capitalized development costs recognized by subsidiaries of the Company for €18,974 thousand at December 31, 2024 (€22,133 thousand at December 31, 2023);
•a translation reserve for the translation differences arising from the consolidation of subsidiaries with a functional currency different from the Euro, amounting to €21,282 thousand at December 31, 2024 (€(9,856) thousand at December 31, 2023);
•a cash flow hedge reserve for the changes in the fair value of derivative financial instruments held by the Company designated as a hedge of the exposure to variability in currency exchange rate and interest rate risk, amounting to €(7,429) thousand at December 31, 2024 (€5,826 thousand at December 31, 2023);
•gains and losses on the remeasurement of defined benefit plans for actuarial gains and losses arising during the period which are offset against the related net defined benefit liabilities, amounting to €2,742 thousand at December 31, 2024 (€2,375 thousand at December 31, 2023);
•the financial assets at FVOCI reserve which arises from changes in the fair value of debt instruments held by the company under a hold to collect and sell business model, which will be reversed when the investment is derecognized or impaired, amounting to €55 thousand at December 31, 2024 (€(160) thousand at December 31, 2023).
Reserve for treasury shares
At December 31, 2024, the reserve for treasury shares amounted to €418,345 thousand (€436,622 thousand at December 31, 2023) and 50,201,247 ordinary shares were held in treasury (52,394,463 ordinary shares at December 31, 2023).
Other reserves
Other reserves are detailed as follows:

	At December 31,
(€ thousands)	2024	2023
Share-based payments reserve	85,183	96,008
Non-controlling interests options reserve	(114,247)	(183,525)
Other	(132,567)	(66,479)
Other reserves	(161,631)	(153,996)
The non-controlling interests options reserve includes a reduction of equity attributable to shareholders of the Company resulting from the initial recognition of the financial liabilities at fair value (which are subsequently remeasured at the end of each period through the statement of profit and loss) relating to the put options held by non-controlling interests in Thom Browne group for €92,788 thousand and €162,066 thousand at December 31, 2024 and 2023, respectively, (originally recognized in 2018 and partially reclassified within other reserves in 2024 as a result of the first tranche of the put option being completely exercised) and Gruppo Dondi S.p.A. for €21,459 thousand at December 31, 2024 and 2023 (originally recognized in 2019). See Note 28 — Other current and non-current financial liabilities for additional details relating to the Group’s written put options on non-controlling interests.
Retained earnings
Retained earnings include the Group’s accumulated earnings, less dividends paid to equity holders and other changes, including the effects of the first-time adoption of IFRS Accounting Standards, which occurred on January 1, 2018.
At the Annual General Meeting of the Shareholders held on June 26, 2024, the shareholders approved a dividend distribution of €0.12 per ordinary share, corresponding to a total dividend of €30,321 thousand. The dividend distribution was paid on July 30, 2024 and was made from the retained earnings reserve.
At the Annual General Meeting of the Shareholders held on June 27, 2023, the shareholders approved a dividend distribution of €0.10 per ordinary share, corresponding to a total dividend of €25,031 thousand. The dividend distribution was paid on July 28, 2023 and was made from the retained earnings reserve.
At the Annual General Meeting of the Shareholders held on June 28, 2022, the shareholders approved a dividend distribution of €0.09 per ordinary share, corresponding to a total dividend of €21,852 thousand. The dividend distribution was paid on July 28, 2022 and was made from the retained earnings reserve.